Fees Summary	Mar. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,078,876,800
Previously Paid Amount	0
Total Fee Amount	$ 165,176.04
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 1,078,876,800
Final Prospectus	true